Investment Strategy - BATS: High Income Taxable Series	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities; obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage passthrough securities; commercial mortgage-backed securities (“CMBS”); non‑agency residential mortgage backed securities; mortgage to‑be‑announced (“TBA”) securities; municipal securities; securitized assets such as asset-backed securities; dollar-denominated and non‑dollar‑denominated debt obligations of U.S. or foreign issuers, including emerging market issuers; and money market securities. Depending on market conditions, the Fund may invest in other market sectors. The Fund may also gain exposure to fixed-income securities through its investments in other investment companies, including exchange-traded funds, that invest in such securities.
The Fund may invest up to 20% of its assets in U.S.-domiciled, U.S.-registered dollar-denominated investment grade corporate bonds, U.S. Treasury securities, U.S. agency securities and U.S. agency mortgage-backed securities (excluding TBAs). The Fund may invest without limit in securities rated below investment grade or which are deemed to be of comparable quality by Fund management (“high yield” or “junk” bonds) at the time of purchase. Fund management considers split rated bonds (bonds that receive different ratings from two or more rating agencies) to have the lower credit rating.
The Fund may invest in bonds of any maturity or duration. The Fund currently expects to maintain an average portfolio duration that is between 1 and 5 years.
The Fund may invest up to 10% of its assets in preferred securities. The Fund may invest in collateralized debt obligations (“CDOs”), including up to 15% of its assets in collateralized loan obligations (“CLOs”). CDOs are types of asset-backed securities. CLOs are ordinarily issued by a trust or other special purpose entity and are typically collateralized by a pool of loans, which may include, among others, domestic and non‑U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. The Fund may also invest up to 15% of its assets in floating rate loans. The Fund may invest in other types of floating rate instruments without limit.
The Fund may use derivatives, such as futures contracts, options (including, but not limited to, options on futures and swaps) and various other instruments including, but not limited to, interest rate, total return, credit default and credit default index swaps (which can be used to transfer the credit risk of a security without actually transferring ownership of the security or to customize exposure to a particular credit risk) and indexed and inverse floating-rate securities. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.
The Fund is classified as non‑diversified under the Investment Company Act.
The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.